IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Cash Generating Units (Details) - Cash-generating units $ in Millions	Dec. 31, 2018 USD ($)
Lumwana
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 735
Bulyanhulu
Disclosure of information for cash-generating units [line items]
Carrying Value	588
Veladero
Disclosure of information for cash-generating units [line items]
Carrying Value	667
Pueblo Viejo
Disclosure of information for cash-generating units [line items]
Carrying Value	2,863
Lagunas Norte
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 0